Operating segments (Tables)	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of operating segments

The following is an analysis of the Group’s revenue and results by the operating segments.

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD	USD	USD	USD	USD

The Group
2024
Revenue
External sales	2,390,113	523	12,916	-	2,403,552
Inter-segment sales	187,142	392,896	72,328	(652,366)	-

Total revenue	2,577,255	393,419	85,244	(652,366)	2,403,552

Result
Loss from operations	(381,848)	(1,130,176)	(843,707)	-	(2,355,731)
Finance costs	(6,944)	(12,240)	(23,660)	-	(42,844)

Loss before tax	(388,792)	(1,142,416)	(867,367)	-	(2,398,575)
Income tax expense	7,414	-	-	-	7,414

Loss for the financial year	(381,378)	(1,142,416)	(867,367)	-	(2,391,161)

Segment assets	1,888,659	2,893,474	8,462,565	(6,543,765)	6,700,933
Segment liabilities	2,676,331	5,194,755	3,762,231	(6,383,376)	5,249,941

(Forward)

28.	Operating segments (Cont’d)

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD	USD	USD	USD	USD
The Group
2024
Other information
Amortisation of intangible assets	31	-	44,776	-	44,807
Amortisation of right-of-use assets	141,762	117,110	144,147	-	403,019
Additional of property, plant and equipment	75,773	42,013	103,531	-	221,317
Depreciation of property, plant and equipment	67,906	370,197	17,510	-	455,613
Property, plant and equipment written off	14,083	-	-	-	14,083

2023
Revenue
External sales	3,557,231	24,118	13,479	-	3,594,828
Inter-segment sales	21,564	877,251	75,480	(974,295)	-

Total revenue	3,578,795	901,369	88,959	(974,295)	3,594,828

Result
Profit/(Loss) from operations	589,943	(839,914)	(1,859,838)	1,574,357	(535,452)
Finance costs	(20,366)	(20,845)	(5,397)	-	(46,608)

Profit/(Loss) before tax	569,577	(860,759)	(1,865,235)	1,574,357	(582,060)
Income tax expense	(147,802)	-	-	-	(147,802)

Profit/(Loss) for the financial year	421,775	(860,759)	(1,865,235)	1,574,357	(729,862)

Segment assets	2,470,724	3,562,862	5,246,641	(6,477,331)	4,802,896
Segment liabilities	2,912,837	4,824,921	2,030,974	(6,596,592)	3,172,140

(Forward)

28.	Operating segments (Cont’d)

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD	USD	USD	USD	USD
The Group
2023
Other information
Amortisation of intangible assets	119	44,928	46,726	-	91,773
Amortisation of right-of-use assets	171,021	122,214	33,757	-	326,992
Depreciation of property, plant and equipment	83,216	386,963	9,682	-	479,861
Additional of property, plant and equipment	49,093	222,685	2,689	-	274,467
Property, plant and equipment written off	23,880	45,282	-	-	69,162
Impairment losses on investment in associates	-	-	250	-	250
Impairment losses on investment in unquoted shares	-	-	343	-	343